FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Foreign currency risk sensitivity analysis (Details) - Foreign currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign currency risk
Percentage of weaken in the functional currency	10.00%
Percentage of change in foreign currency rates	10.00%
Percentage of strengthen of the functional currency	10.00%
Chinese Yuan ("CNY")
Foreign currency risk
Impact on Profit or loss due to percentage of decrease in the functional currency	$ (444)	$ (468)
Impact on Profit or loss due to percentage of increase in the functional currency	444	468
SGD
Foreign currency risk
Impact on Profit or loss due to percentage of decrease in the functional currency	495	585
Impact on Profit or loss due to percentage of increase in the functional currency	(495)	(585)
USD
Foreign currency risk
Impact on Profit or loss due to percentage of decrease in the functional currency	(48,815)	(47,432)
Impact on Profit or loss due to percentage of increase in the functional currency	48,815	47,432
Hong Kong Dollar ("HKD")
Foreign currency risk
Impact on Profit or loss due to percentage of decrease in the functional currency	5	20
Impact on Profit or loss due to percentage of increase in the functional currency	(5)	(20)
Euro ("EUR")
Foreign currency risk
Impact on Profit or loss due to percentage of decrease in the functional currency	(157)	(202)
Impact on Profit or loss due to percentage of increase in the functional currency	$ 157	$ 202